Debt Securities - Contractual maturity (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Available for sale securities, Amortized cost
Due in one year or less	$ 1,245,363	$ 1,249,737
Due from more than one to five years	369,686	369,653
Due from more than five to ten years	4,601,629	4,608,804
Total amortized cost with maturity	6,216,678	6,228,194
Amortized cost			$ 9,938,742
Amortized cost	7,425,187	7,576,169
Available for sale securities, Fair value
Due in one year or less	1,235,766	1,228,159
Due from more than one to five years	369,603	366,921
Due from more than five to ten years	3,810,037	3,718,774
Total fair value with maturity	5,415,406	5,313,854
Available for sale debt securities			8,921,715
Available for sale debt securities	6,599,610	6,606,761
Held to maturity securities, Amortized cost
Amortized Cost	501,490	510,276
Held to maturity securities, Fair value
Fair Value	421,745	394,081	378,046
Mortgage-backed
Available for sale securities, Amortized cost
Without single maturity	1,208,509	1,347,975
Amortized cost			1,935,106
Amortized cost	1,208,509	1,347,975
Available for sale securities, Fair value
Without single maturity	1,184,204	1,292,907
Available for sale debt securities			1,847,014
Available for sale debt securities	1,184,204	1,292,907
Held to maturity securities, Amortized cost
Without single maturity	501,490	510,276
Amortized Cost	501,490	510,276
Held to maturity securities, Fair value
Without single maturity	421,745	394,081
Fair Value	$ 421,745	$ 394,081	$ 378,046